INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2020	Jan. 08, 2019
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 300		$ 300
Research and development credit receivables	200		200
Deferred tax liabilities	23,339		28,445		$ 19,800
Deferred tax expense (income)				$ 2,200
Current year losses			700
Increase (Decrease) in deferred tax liability			1,100
I O X [Member]
IfrsStatementLineItems [Line Items]
Research and development cash credits	0	$ 50
Deferred tax liabilities	$ 23,300		$ 28,400